Equity (Tax Effects Allocated to each Component of Other Comprehensive Income (Loss) and Adjustments, Excluding Amounts Attributable to Noncontrolling Interests) (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Mar. 31, 2014
Before-tax amount
Net change for the year	¥ 14,988	¥ 315,285	¥ 290,948
Tax (expense) or benefit
Net change for the year	(14,852)	(96,471)	(90,068)
Net-of-tax amount
Amount arising during the year	14,870	220,396	203,494
Reclassification adjustments for gains and losses realized in net income	(14,734)	(1,582)	(2,614)
Net change for the year	136	218,814	200,880
Net Unrealized Gains on Securities
Before-tax amount
Amount arising during the year	92,042	272,884	250,322
Reclassification adjustments for gains and losses realized in net income	(20,572)	(510)	(2,861)
Net change for the year	71,470	272,374	247,461
Tax (expense) or benefit
Amount arising during the year	(28,703)	(98,336)	(89,956)
Reclassification adjustments for gains and losses realized in net income	6,582	20	1,030
Net change for the year	(22,121)	(98,316)	(88,926)
Net-of-tax amount
Amount arising during the year	63,339	174,548	160,366
Reclassification adjustments for gains and losses realized in net income	(13,990)	(490)	(1,831)
Net change for the year	49,349	174,058	158,535
Net Unrealized Losses on Derivative Financial Instruments
Before-tax amount
Amount arising during the year	(250)	(469)	(692)
Reclassification adjustments for gains and losses realized in net income	85	304	370
Net change for the year	(165)	(165)	(322)
Tax (expense) or benefit
Amount arising during the year	76	116	204
Reclassification adjustments for gains and losses realized in net income	(27)	(63)	(74)
Net change for the year	49	53	130
Net-of-tax amount
Amount arising during the year	(174)	(353)	(488)
Reclassification adjustments for gains and losses realized in net income	58	241	296
Net change for the year	(116)	(112)	(192)
Pension Adjustments
Before-tax amount
Amount arising during the year	(19,854)	(6,885)	5,341
Reclassification adjustments for gains and losses realized in net income	(1,543)	(2,190)	(1,746)
Net change for the year	(21,397)	(9,075)	3,595
Tax (expense) or benefit
Amount arising during the year	6,466	907	(1,939)
Reclassification adjustments for gains and losses realized in net income	754	885	667
Net change for the year	7,220	1,792	(1,272)
Net-of-tax amount
Amount arising during the year	(13,388)	(5,978)	3,402
Reclassification adjustments for gains and losses realized in net income	(789)	(1,305)	(1,079)
Net change for the year	(14,177)	(7,283)	2,323
Foreign Currency Translation Adjustments
Before-tax amount
Amount arising during the year	(34,907)	52,179
Reclassification adjustments for gains and losses realized in net income	(13)	(28)
Net change for the year	(34,920)	52,151	40,214
Net-of-tax amount
Amount arising during the year	(34,907)	52,179	40,214
Reclassification adjustments for gains and losses realized in net income	(13)	(28)
Net change for the year	¥ (34,920)	¥ 52,151	¥ 40,214